Tax Years Open for Assessments (Detail)	12 Months Ended
	Dec. 31, 2015
South Africa | Earliest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[1]
South Africa | Latest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2015	[1]
Ghana
Income Tax Examination [Line Items]
Tax years open for assessments	All years open	[2]
Australia | Earliest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[3]
Australia | Latest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2015	[3]
Peru | Earliest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[4]
Peru | Latest Tax Year
Income Tax Examination [Line Items]
Tax years open for assessments	2015	[4]

[1]	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to three years after the assessments were issued.
[2]	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
[3]	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[4]	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.